Earnings per share (Narrative) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares	282	308	288
Weighted average number of ordinary shares outstanding	17,200	17,075	16,996
Antidilutive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding	43	43
Employee share schemes and Scrip Dividend Programme [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of shares outstanding	125	79